CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows provided by (used in)
Loss and comprehensive loss	$ (3,338,299)	$ (4,994,178)
ITEMS NOT AFFECTING CASH
Depreciation	206,900	167,894
Finance costs	25,504	37,696
Flow-through premium recovery	0	(759,525)
Gain (loss) on marketable securities	(620,800)	694,320
Share-based payments	1,083,428	1,547,703
ITEMS NOT AFFECTING CASH	695,032	1,688,088
Change in non-cash working capital items	107,770	(38,264)
OPERATING ACTIVITIES	(2,535,497)	(3,344,354)
FINANCING ACTIVITIES
Private placement	29,591,624	0
Private placement issuance costs	(305,253)	0
Exercise of stock options	2,025,000	133,165
Lease payments	(245,672)	(209,062)
FINANCING ACTIVITIES	31,065,699	(75,897)
INVESTING ACTIVITIES
Redemption of short-term investments	21,000,000	0
Purchase of short-term investments - don't use this element	(5,000,000)	(5,000,000)
Mineral property expenditures	(19,900,208)	(20,647,152)
Leasehold improvements	0	(279,540)
INVESTING ACTIVITIES	(3,900,208)	(25,926,692)
CHANGE IN CASH AND CASH EQUIVALENTS	24,629,994	(29,346,943)
Cash and cash equivalents - Beginning	1,341,267	30,688,210
CASH AND CASH EQUIVALENTS - ENDING	$ 25,971,261	$ 1,341,267